CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
General and administrative	$ 808	$ 912	$ 1,669	$ 1,579	$ 3,953	$ 3,262	$ 12,103	$ 13,772
Research and development	666	789	1,336	1,527	2,922	3,302	13,979	15,315
Research and development grant received	0	0	0	0	0	(244)	(489)	(489)
Total operating expenses	1,474	1,701	3,005	3,106	6,875	6,320	25,593	28,598
Loss from operations	(1,474)	(1,701)	(3,005)	(3,106)	(6,875)	(6,320)	(25,593)	(28,598)
Finance cost	0	0	0	0	0	0	(519)	(519)
Gain (loss) on change in fair value of warrant derivative liability	531	844	766	(748)	(50)	580	(1,010)	(244)
Interest (expense) income, net	(1)	2	(2)	5	5	26	39	37
Loss before provision for income taxes	(944)	(855)	(2,241)	(3,849)	(6,920)	(5,714)	(27,083)	(29,324)
Provision for income taxes	0	0	0	0	0	0	0	0
Net loss	$ (944)	$ (855)	$ (2,241)	$ (3,849)	$ (6,920)	$ (5,714)	$ (27,083)	$ (29,324)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.04)	$ (0.04)	$ (0.10)	$ (0.18)	$ (0.32)	$ (0.27)
Weighted average shares outstanding (in shares)	23,759,386	21,825,698	23,299,517	21,727,859	21,805,211	20,821,555